NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
The following is a schedule, by year, of future minimum principal payments required under notes payable as of December 31, 2013:

Years Ending December 31,
2014	$4,060,798
2015	-
2016	-
2017	-
2018	-
Total	4,060,798
Note discount	(298,417)
$3,762,381